Income Taxes (Details) - Schedule of temporary differences unused tax credits and unused tax losses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) - Schedule of temporary differences unused tax credits and unused tax losses [Line Items]
Receivables		$ 775,000	$ 775,000
Receivables Expiry date	None	None	None
Property, plant and equipment and intangibles	$ 2,522,000	$ 3,284,000	$ 2,216,000
Property, plant and equipment and intangibles Expiry date	None	None	None
Financing cost	$ 4,262,000	$ 5,106,000	$ 5,948,000
Inventory	$ 1,614,000	$ 1,989,000	$ 1,373,000
Inventory Expiry date	None	None	None
Allowance for doubtful accounts		$ 715,000	$ 714,000
Allowance for doubtful accounts Expiry date	None	None	None
Warrant liability	$ 3,036,000	$ 2,177,000
Warrant liability Expiry date	None	None	None
Allowable capital losses	$ 37,000	$ 39,000	$ 39,000
Allowable capital losses Expiry date	None	None	None
Non-capital losses available for future periods	$ 61,858,000	$ 43,437,000	$ 30,491,000
Canada [Member]
Income Taxes (Details) - Schedule of temporary differences unused tax credits and unused tax losses [Line Items]
Non-capital losses available for future periods	38,258,000	25,285,000	18,553,000
Israel [Member]
Income Taxes (Details) - Schedule of temporary differences unused tax credits and unused tax losses [Line Items]
Non-capital losses available for future periods	$ 23,600,000	$ 18,117,000	$ 11,938,000
Non-capital losses available for future periods Expiry date	None	None	None
United States [Member]
Income Taxes (Details) - Schedule of temporary differences unused tax credits and unused tax losses [Line Items]
Non-capital losses available for future periods		$ 35,000
Non-capital losses available for future periods Expiry date	None	None	None
Minimum [Member]
Income Taxes (Details) - Schedule of temporary differences unused tax credits and unused tax losses [Line Items]
Financing cost Expiry date	2041	2040	2039
Minimum [Member] | Canada [Member]
Income Taxes (Details) - Schedule of temporary differences unused tax credits and unused tax losses [Line Items]
Non-capital losses available for future periods Expiry date	2026	2026	2026
Maximum [Member]
Income Taxes (Details) - Schedule of temporary differences unused tax credits and unused tax losses [Line Items]
Financing cost Expiry date	2045	2044	2043
Maximum [Member] | Canada [Member]
Income Taxes (Details) - Schedule of temporary differences unused tax credits and unused tax losses [Line Items]
Non-capital losses available for future periods Expiry date	2042	2041	2040